Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Plant, property and equipment, gross	$ 32,427,087	$ 30,648,743
Construction in progress	1,008,552	971,267
Less: Accumulated depreciation	(14,200,531)	(11,916,419)
Less: Impairment of property, plant and equipment	(190,154)	(181,919)
Property, plant and equipment, net	19,044,954	19,521,672
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Plant, property and equipment, gross	10,347,727	9,946,330
Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Plant, property and equipment, gross	12,946,193	12,154,188
Office and other equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Plant, property and equipment, gross	2,844,435	2,576,328
Property and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Plant, property and equipment, gross	688,615	675,349
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Plant, property and equipment, gross	4,881,391	4,627,528
Operating equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Plant, property and equipment, gross	$ 718,726	$ 669,020